Investment Objectives and Goals - SIMPLIFY US EQUITY INCOME ETF	Jun. 26, 2026
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – SIMPLIFY US EQUITY INCOME ETF
Objective, Primary [Text Block]

Investment Objective: The Simplify US Equity Income ETF (the “Fund” or “SPUC”) seeks to generate monthly income in a tax efficient manner with the potential for capital appreciation in rising equity markets.